Long-term investments - Schedule of Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Long-term investments	$ 44,121	$ 36,866
Cespira Canada LP
Schedule of Investments [Line Items]
Long-term investments	23,846	25,494
Cespira Sweden AB
Schedule of Investments [Line Items]
Long-term investments	20,275	11,225
Other equity-accounted investees
Schedule of Investments [Line Items]
Long-term investments	$ 0	$ 147